Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Liabilities, fair value	$ 632,490	$ 459,236	$ 5,044,441
Significant Other Unobservable Inputs (Level 3)
Liabilities:
Liabilities, fair value	632,490	459,236	5,044,441
Warrant liability - Private Placement Warrants
Liabilities:
Liabilities, fair value	632,490	459,236	5,044,441
Warrant liability - Private Placement Warrants | Significant Other Unobservable Inputs (Level 3)
Liabilities:
Liabilities, fair value	$ 632,490	$ 459,236	$ 5,044,441